Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,085,000
Previously Paid Amount	0.00
Total Fee Amount	564.14
Total Offset Amount	0.00
Net Fee	564.14
Narrative - Max Aggregate Offering Price	$ 4,085,000
Final Prospectus	true